Income Tax- Summary of Reconciliation between Income Tax and the Amounts Obtained By Applying the Current Tax Rate in Argentina to the Income Carrying Amount (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax reconciliation [line items]
Income carrying amount before income tax	$ 24,059,316	$ 59,171,604	$ 69,166,677
Applicable income tax rate	35.00%	30.00%	30.00%
Income tax on income carrying amount	$ 8,420,761	$ 17,751,481	$ 20,750,003
Net permanent differences and other tax effects including the fiscal inflation adjustment	(7,234,729)	1,941,795	5,843,124
Total income tax	$ 1,186,032	$ 19,693,276	$ 26,593,127